SHORT TERM INVESTMENT - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Wealth management products
Investment Weighted Average Return	3.40%	4.10%	3.30%